COMMITMENTS AND CONTINGENCIES - LEGAL (Details) (Loss from Catastrophes [Member], S D G E Segment [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss from Catastrophes [Member] | S D G E Segment [Member]
Loss From Loss Contingencies [Line Items]
Loss Contingency, Loss In Period, Net Of Income Tax Effect	$ 300	$ (6,000)	$ (13,000)